Related party transactions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related party transactions
31. Related party transactions

From time to time the Group enters into transactions with its associate undertakings. These transactions were not material for either year presented.

The Group has continuing transactions with Kantar, including sales, purchases, the provision of IT services, subleases and property related items. None of these were material in the period since 5 December 2019 when Kantar became a related party as an associate.

The following amounts were outstanding at 31 December 2019:

2019 £m
Amounts owed by related parties
Kantar	87.5
Other	87.5
175.0
Amounts owed to related parties
Kantar	(36.5)
Other	(49.6)
(86.1)